STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Series A [Member]
Limited partners, units outstanding	121,399.25	140,430.1803
Series B [Member]
Limited partners, units outstanding	6,794.46	7,036.0325
Series C [Member]
Limited partners, units outstanding	1,437.1195	956.9329
Series D [Member]
Limited partners, units outstanding	593.8529	37.5601
Millburn Multi Markets Trading L P [Member]
Investments in U.S Treasury notes, amortized cost	$ 72,751,039	$ 128,131,904
Cash denominated in foreign currencies, cost	14,722,589	27,839,061
Investments in U.S Treasury notes, amortized cost	$ 336,217,865	$ 358,764,241